MINERAL PROPERTIES, PLANT AND EQUIPMENT - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Plant and equipment
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Depreciation and depletion	$ 67,260	$ 28,862
Construction in progress
MINERAL PROPERTIES, PLANT AND EQUIPMENT
Capitalized value of an asset	$ 0	$ 1,962